Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 101,018	$ 75,012
Accounts receivable, net	98,223	116,835
Unbilled revenue	138,900	158,457
Service inventories	100,757	94,263
Prepaid assets	20,068	11,480
Retention withholdings	43,199	36,773
Other receivables	23,942	18,454
Other current assets	7,391	3,943
Total current assets	533,498	515,217
Non-current assets
Property, plant and equipment, net	466,732	437,743
Intangible assets, net	126,323	110,376
Goodwill	629,675	620,921
Other assets	10,156	2,797
Total assets	1,766,384	1,687,054
Liabilities
Accounts payable	143,753	144,614
Accrued expenses	69,048	73,783
Current installments of long-term debt		47,500
Short-term borrowings	96,468	42,360
Income taxes payable	9,272	9,420
Other taxes payable	2,142	11,289
Other current liabilities	48,256	30,400
Total current liabilities	368,939	359,366
Long-term debt	330,569	308,614
Deferred tax liabilities	17,148	21,070
Employee benefit liabilities	25,203	21,515
Other liabilities	35,695	32,071
Total liabilities	777,554	742,636
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at September 30, 2021 and December 31, 2020, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 91,361,235 and 87,777,553 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	854,301	831,146
Retained earnings	134,440	113,216
Accumulated other comprehensive income	97	64
Total shareholders’ equity	988,838	944,426
Non-controlling interests	(8)	(8)
Total equity	988,830	944,418
Total liabilities and equity	$ 1,766,384	$ 1,687,054